Operating Expenses	12 Months Ended
Dec. 31, 2021
Operating Expense [Abstract]
Operating Expenses
Note 11- Operating Expenses

Voyage Expenses

(Dollars in thousands)	2021	2020	2019
Bunkers	$72,925	$106,104	$156,171
Other Voyage Related Expenses	19,480	34,460	31,329
Total Voyage Expenses	$92,405	$140,564	$187,500

Voyage expenses relate to bunkers consumption and other voyage related expenses, such as broker commissions and port costs. Voyage expenses for time charter contracts are paid by the charterer, whereas voyage expenses for vessels operating in the spot market are paid by the Company. In both 2021 and 2020, the Company had fewer vessels operating in the spot market than the year before, thereby driving a reduction in voyage expenses.

Vessel Operating Expenses

(Dollars in thousands)	2021	2020	2019
Operating Expenses	$71,609	$75,944	$72,541
Insurance	6,198	6,244	5,785
Total Vessel Operating Expenses	$77,807	$82,188	$78,327

Vessel operating expenses relate to crewing, maintenance, stores and spares and other technical costs to operate our vessels.

General and Administrative Expenses:

(Dollars in thousands)	2021	2020	2019
Total Compensation to Employees and Directors	$11,890	$14,163	$10,331
Office and Administrative Expenses	3,351	2,413	2,633
Audit, Legal and Consultancy	1,325	1,313	1,826
Total General and Administrative Expenses	$16,565	$17,890	$14,789

Stock Compensation

The Company currently maintains the 2019 Incentive Compensation Plan (the “2019 Plan”) for the benefit of directors and senior management. Different awards may be granted under the 2019 Plan, including stock options, restricted shares/restricted stock units and cash incentive awards.

Stock Options

The exercise price for options cannot be less than the fair market value of a common stock on the date of grant.

Restricted shares

Restricted shares can neither be transferred nor assigned by the participant.

Vesting conditions

Awards issued vest subject to continued employment or office, except that if a member of the board of directors ceases service on the board of directors prior to the applicable vesting date for any reason, his or her restricted stock will immediately vest in full. The awards have graded vesting. For some of the awards there is an additional vesting condition requiring certain market conditions to be met.

The 2019 Plan may allow for different criteria for new grants.

Stock Compensation Series

	Number of shares	Vesting Period	Fair value at grant date
(1) Granted January 2017, restricted shares	900,000	2 years	$4.61
(2) Granted January 2018, restricted shares	355,000	1 year	3.92
(3) Granted January 2018, restricted shares	212,000	3 years	2.30
(4) Granted January 2019, restricted shares	360,000	3 years	4.25
(5) Granted January 2019, restricted shares	200,000	3 years	3.04
(6) Granted March 2019, restricted shares	210,000	1 year	4.60
(7) Granted January 2020, restricted shares	460,000	3 years	8.22
(8) Granted January 2020, restricted shares	150,000	1 year	8.22
(9) Granted January 2020, restricted shares	200,000	1 year	3.56
(10) Granted January 2021, restricted shares	579,100	3 years	5.52
(11) Granted January 2021, restricted shares	175,000	1 year	5.52
(12) Granted January 2021, restricted shares	119,900	3 years	$3.22

The following reconciles the number of outstanding restricted common stock and share options:

Restricted common stock

Outstanding at December 31, 2018	545,500
Granted	770,000
Exercised*	755,500
Forfeited	-
Outstanding at December 31, 2019	560,000

Outstanding at December 31, 2019	560,000
Granted	810,000
Exercised*	550,002
Forfeited	-
Outstanding at December 31, 2020	819,998

Outstanding at December 31, 2020	819,998
Granted	874,000
Exercised*	733,133
Forfeited	-
Outstanding at December 31, 2021	960,865

*Does not include shares in lieu of dividends

Stock Compensation Expense

(Dollars in thousands)	2021	2020	2019
Expense recognized from stock compensation	$4,371	$4,792	$2,532

The fair value on the vesting date for shares that vested in 2021 was $8.22 for 435,960 shares, $4.25 for 163,764 shares, $5.52 for 120,986 shares and $3.22 for 120,986 shares. The fair value on the vesting date for shares that vested in 2020 was $4.25 for 125,649 shares, $3.56 for 207,786 shares, $4.60 for 235,650 shares and $8.22 for 32,445 shares. The fair value on the vesting date for shares that vested in 2019 was $4.61 for 281,094 shares, $3.92 for 80,101 shares, $2.30 for 212,823 shares, $3.04 for 206,118 shares and $4.60 for 10,435 shares. All share-based compensation is equity-settled and no payments were made for the vested shares. The average contractual life for the outstanding stock compensation series was 0.75 years as of December 31, 2021.

Valuation of Stock Compensation
The fair value at grant date for the shares subject to market conditions is independently determined using a Monte Carlo simulation model that takes into account the grant date, the share price at grant date, the risk-free interest rate, the expected volatility, the expected dividends and the correlation coefficients. The expected price volatility is based on the historic volatility (based on the daily share price logarithmic returns for the contractual life of the restricted stock) adjusted for any expected changes to future volatility due to publicly available information.

In January 2021, a total of 699,000 shares of restricted stock were awarded to management for the year 2020. Of these shares, 119,900 shares vested in March 2021, 153,066 shares vested in January 2022, 153,067 shares will vest in January 2023, and 153,067 shares will vest in January 2024, subject to continued employment or office, as applicable. The calculated fair value at grant date was equal to the share price at grant date. The remaining 119,900 shares vested subject to certain market conditions in March 2021 and the calculated fair value was $3.22 per share. In January 2020, a total of 660,000 shares of restricted stock were awarded to management for the year 2019. Of these shares, 253,334 vested in January 2021, 53,333 shares vested in January 2022, and 153,333 shares will vest in January 2023, subject to continued employment or office, as applicable. The calculated fair value at grant date was equal to the share price at grant date. The remaining 200,000 shares vested subject to certain market conditions in May 2020 and the calculated fair value was $3.5637 per share.

In January 2021, a total of 175,000 shares of restricted stock were awarded to the board of directors for the year 2020. The calculated fair value at grant date was equal to the share price at grant date and the shares will vest in June 2022. In January 2020, a total of 150,000 shares of restricted stock were awarded to the board of directors in for the year 2019. The calculated fair value at grant date was equal to the share price at grant date and 30,000 shares vested in June 2020 and the remaining 120,000 shares vested in June 2021.

Compensation of Directors and Executives

Remuneration of Directors and Executives as a group:

(Dollars in thousands)	2021	2020	2019
Cash compensation	$5,050	$3,897	$3,518
Pension cost	219	206	36
Share compensation*	3,508	4,364	2,003
Total remuneration	$8,776	$8,466	$5,556

* Share compensation reflects the expense recognized.

Shares held by Directors and Executives:

	2021	2020	2019
Directors and Executives as a group*	2,958,894	2,303,011	3,615,221

*Includes 725,665 (2020: 619,998, 2019: 440,000) shares of restricted stock subject to vesting conditions.

In connection with termination of an Executive’s employment, the Executives of the Company may be entitled to an amount equal to 18 months’ base salary and any unvested equity awards may become fully vested in certain circumstances.